Leases - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Extended lease term	5 years
Allocation of revised lease payments		$ 1,935,600
Short-term lease		0	$ 0
Total cash outflow for leases		$ 573,600	$ 565,732